OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid lease		¥ 2,393	¥ 1,202
Other Assets, Noncurrent, Total	$ 338	¥ 2,393	¥ 1,202